Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following tables set forth information concerning the compensation of our NEOs and our financial performance for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021.
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
we are providing information about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and the other named executive officers (“NEOs”), as calculated in accordance with Item 402(v) of Regulation
S-K,
and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see “Compensation Discussion and Analysis” on page 31 of this proxy statement.
Pay Versus Performance Table

(a)	(b)			(c)	(d)	(e)	(f)	(g)	(h)	(i)

Year (1)	Summary Compensation Table Total for Jackson Hsieh	Compensation Actually Paid to Jackson Hsieh(2)(3)	Summary Compensation Table Total for Thomas O’Hern	Compensation Actually Paid to Thomas O’Hern (2)(3)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs (2)(3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net (Loss) Income ($mil.)	1 Year TSR Relative to the 2025 Equity Peer REITs (5)
							Total Shareholder Return	Peer Group Total Shareholder Return (4)

2025	$15,047,450	$13,267,891			$4,082,475	$3,829,673	$210.76	$174.43	($197.1)	21.43%

2024	$14,373,312	$13,656,145	$728,234	$10,141,662	$2,674,879	$3,500,215	$218.60	$166.04	($195.0)	92.86%

2023			$9,825,709	$11,517,786	$4,042,434	$4,724,185	$166.06	$145.64	($274.1)	85.71%

2022			$8,869,392	$(252,422)	$3,342,368	$877,865	$113.85	$131.72	($66.1)	7.14%

2021			$8,246,379	$10,266,668	$3,434,396	$4,143,732	$168.48	$151.91	$14.3	76.92%

(1)
Jackson Hsieh was appointed as President and Chief Executive Officer on March 1, 2024 and served as PEO for the remainder of 2024 and for 2025, and Thomas E. O’Hern retired as Chief Executive Officer February 29, 2024 and served as PEO in 2024 from January 1, 2024 through February 29, 2024. Thomas E. O’Hern served as the Company’s PEO for the entirety of 2021, 2022 and 2023. The Company’s other NEOs for the applicable years were as follows:

2025: Douglas Healey, Ann Menard and Daniel Swanstrom
2024: Scott Kingsmore, Douglas Healey, Ann Menard, Daniel Swanstrom and Kenneth Volk.
2023, 2022, and 2021: Edward Coppola, Scott Kingsmore, Douglas Healey and Ann Menard

(2)
The amounts reported in columns (b), (c) and (e) represent the “compensation actually paid” (“CAP”) to our PEOs, and the average CAP to our other NEOs as a group, respectively, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our PEO or our other NEOs as a group in the applicable year. The fair value of time-based LTIP Units used to calculate CAP is based on our closing stock price on each valuation date and includes the value of accrued dividends, assuming reinvestment in additional LTIP Units. The fair value of performance-based LTIP Units used to calculate CAP is based on the fair value per share on each valuation date, which includes the estimated (or actual) performance results as of each valuation date for financial performance conditions and the Monte Carlo valuation for market conditions, as well as accrued dividends assuming reinvestment in additional LTIP Units.

(3)
In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for our PEOs and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate CAP:

(4)
Represents the cumulative total stockholder return (“TSR”) of the FTSE NAREIT Equity Retail Index, which is an industry index reported in the performance graph included in the Company’s 2025 Annual Report on Form
10-K,
for an initial investment of $100 on December 31, 2020 through and including the end of the fiscal year for each row in the table.

(5)
We identified 1 year TSR relative to the 2025 Equity Peer REITs as our Company-Selected Metric for 2025, in our view, the most important financial performance measure used to link CAP in the fiscal year ended December 31, 2025 to Company performance. For the fiscal year ended December 31, 2025, we changed our Company-Selected Measure from Same Center NOI Growth (Excluding Lease Termination Income) to 1-year relative TSR. Accordingly, the Company-Selected Measure information for 2024, 2023, 2022, and 2021 has been updated to reflect 1-year relative TSR. The
1-year
relative TSR is calculated as a percentile ranking, and reflects the TSR for Macerich over each fiscal year as a percentile ranking when compared to the TSR of the FTSE NAREIT Index constituents, filtered for publicly-traded, U.S.-Based Mall and Shopping Center REITs with market capitalization of more than $700 million.

	2025 (1)(2)

	PEO	Average Other NEOs

Summary Compensation Table Total	$15,047,450	$4,082,475

Minus Change in Pension Value Reported in Summary Compensation Table	$0	$0

Plus Pension Value Service Cost	$0	$0

Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	($10,826,050)	($1,998,436)

Plus (Minus) Year-End Fair Value of Awards Granted During Year that are Outstanding and Unvested at Year-End	$8,209,247	$1,388,856

Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Any Prior Year that are Outstanding and Unvested at Year-End	$219,699	$36,566

Plus Fair Value at Vesting Date of Awards Granted and Vested During the Year	$0	$220,800

Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Year	($67,468)	($35,610)

Minus Fair Value at End of Prior Year of Awards Granted in Prior Years that were Forfeited During the Year	$0	$0

Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$685,013	$135,023

Note Compensation Actually Paid	$13,267,891	$3,829,673

Company Selected Measure Name	Same Center NOI Growth (Excluding Lease Termination Income)
Named Executive Officers, Footnote
(1)
Jackson Hsieh was appointed as President and Chief Executive Officer on March 1, 2024 and served as PEO for the remainder of 2024 and for 2025, and Thomas E. O’Hern retired as Chief Executive Officer February 29, 2024 and served as PEO in 2024 from January 1, 2024 through February 29, 2024. Thomas E. O’Hern served as the Company’s PEO for the entirety of 2021, 2022 and 2023. The Company’s other NEOs for the applicable years were as follows:

2025: Douglas Healey, Ann Menard and Daniel Swanstrom
2024: Scott Kingsmore, Douglas Healey, Ann Menard, Daniel Swanstrom and Kenneth Volk.
2023, 2022, and 2021: Edward Coppola, Scott Kingsmore, Douglas Healey and Ann Menard

Peer Group Issuers, Footnote	Represents the cumulative total stockholder return (“TSR”) of the FTSE NAREIT Equity Retail Index, which is an industry index reported in the performance graph included in the Company’s 2025 Annual Report on Form
10-K,
	for an initial investment of $100 on December 31, 2020 through and including the end of the fiscal year for each row in the table.
Adjustment To PEO Compensation, Footnote
(3)
In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for our PEOs and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate CAP:

	2025 (1)(2)

	PEO	Average Other NEOs

Summary Compensation Table Total	$15,047,450	$4,082,475

Minus Change in Pension Value Reported in Summary Compensation Table	$0	$0

Plus Pension Value Service Cost	$0	$0

Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	($10,826,050)	($1,998,436)

Plus (Minus) Year-End Fair Value of Awards Granted During Year that are Outstanding and Unvested at Year-End	$8,209,247	$1,388,856

Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Any Prior Year that are Outstanding and Unvested at Year-End	$219,699	$36,566

Plus Fair Value at Vesting Date of Awards Granted and Vested During the Year	$0	$220,800

Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Year	($67,468)	($35,610)

Minus Fair Value at End of Prior Year of Awards Granted in Prior Years that were Forfeited During the Year	$0	$0

Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$685,013	$135,023

Note Compensation Actually Paid	$13,267,891	$3,829,673

Non-PEO NEO Average Total Compensation Amount	$ 4,082,475	$ 2,674,879	$ 4,042,434	$ 3,342,368	$ 3,434,396
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,829,673	3,500,215	4,724,185	877,865	4,143,732
Adjustment to Non-PEO NEO Compensation Footnote
(3)
In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for our PEOs and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate CAP:

	2025 (1)(2)

	PEO	Average Other NEOs

Summary Compensation Table Total	$15,047,450	$4,082,475

Minus Change in Pension Value Reported in Summary Compensation Table	$0	$0

Plus Pension Value Service Cost	$0	$0

Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	($10,826,050)	($1,998,436)

Plus (Minus) Year-End Fair Value of Awards Granted During Year that are Outstanding and Unvested at Year-End	$8,209,247	$1,388,856

Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Any Prior Year that are Outstanding and Unvested at Year-End	$219,699	$36,566

Plus Fair Value at Vesting Date of Awards Granted and Vested During the Year	$0	$220,800

Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Year	($67,468)	($35,610)

Minus Fair Value at End of Prior Year of Awards Granted in Prior Years that were Forfeited During the Year	$0	$0

Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$685,013	$135,023

Note Compensation Actually Paid	$13,267,891	$3,829,673

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP, TSR and Peer Group TSR
. CAP to our PEOs and other NEOs is generally in alignment with our TSR both on an absolute basis and relative to the TSR of the FTSE Nareit Equity Retail Index, which is “Peer Group,” for each of the past four fiscal years. CAP to our PEOs and our other NEOs was highest in 2025, 2024, 2023 and 2021, when our TSR was strongly positive and higher than the TSR of the FTSE Nareit Equity Retail Index. Compensation Actually Paid for our PEO and our other NEOs was significantly lower in 2022, when our TSR was negative and lower than the TSR of the Peer Group Index. This general level of alignment is expected because a significant portion of the compensation actually paid is comprised of equity awards whose value is directly correlated with our TSR, and a significant portion of the equity awards are performance-based and tied either completely or in part to our TSR relative to a peer group with similar constituents to the companies in the FTSE Nareit Equity Retail Index.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income.
Net income (loss) is not used as a performance measure in our incentive plans. Net income includes real estate depreciation and amortization, which are non-cash
expenses that do not necessarily correlate to actual changes in the market value of our real estate portfolio. For these reasons, CAP amounts for our PEOs and average other NEOs do not have a strong relationship to the Company’s net income (loss).

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and 1-Year TSR Relative to the 2025 Equity Peer REITs.
We identified 1-year TSR relative to the 2025 Equity Peer REITs as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link CAP in the fiscal year ended December 31, 2025 to our performance. Relative TSR was one of our financial performance measures used in the performance-based LTIP program for the fiscal year ended December 31, 2025. For the fiscal year ended December 31, 2025, we changed our Company-Selected Measure from Same Center NOI Growth (excluding Lease Termination Income) to 1-year TSR relative to the 2025 Equity Peer REITs as it is the metric with the most weight and has been consistently included in our program the last few years. Our CAP and 1-year relative TSR are generally aligned, with an increase in compensation paid supported by an improvement in our ranking. Fiscal year 2022, which was our lowest ranking, is supported by a substantial decrease in CAP that year.

Total Shareholder Return Vs Peer Group
Relationship between CAP, TSR and Peer Group TSR
. CAP to our PEOs and other NEOs is generally in alignment with our TSR both on an absolute basis and relative to the TSR of the FTSE Nareit Equity Retail Index, which is “Peer Group,” for each of the past four fiscal years. CAP to our PEOs and our other NEOs was highest in 2025, 2024, 2023 and 2021, when our TSR was strongly positive and higher than the TSR of the FTSE Nareit Equity Retail Index. Compensation Actually Paid for our PEO and our other NEOs was significantly lower in 2022, when our TSR was negative and lower than the TSR of the Peer Group Index. This general level of alignment is expected because a significant portion of the compensation actually paid is comprised of equity awards whose value is directly correlated with our TSR, and a significant portion of the equity awards are performance-based and tied either completely or in part to our TSR relative to a peer group with similar constituents to the companies in the FTSE Nareit Equity Retail Index.

Tabular List, Table
Performance Measures Used for Linking Pay and Performance.
The following is a list of performance measures, which in our assessment represent the most important performance measures used by our Company to link CAP to our PEO and the other NEOs for 2025. Each metric below is used for purposes of determining payouts under either our annual cash incentive program or vesting of our performance-based LTIP Units.

Relative TSR
Leasing and/or New Deal Count
Net Debt Reduction
Absolute TSR
COO % Completion
Year-end Reported Occupancy
Please see our Compensation Discussion and Analysis on page 31 of this proxy statement for a further description of these metrics, how they are calculated, and how they are used in our executive compensation program.

Total Shareholder Return Amount	$ 210.76	218.6	166.06	113.85	168.48
Peer Group Total Shareholder Return Amount	174.43	166.04	145.64	131.72	151.91
Net Income (Loss)	$ (197,100,000)	$ (195,000,000)	$ (274,100,000)	$ (66,100,000)	$ 14,300,000
Company Selected Measure Amount	21.43	92.86	85.71	7.14	76.92
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Non-GAAP Measure Description

(5)
We identified 1 year TSR relative to the 2025 Equity Peer REITs as our Company-Selected Metric for 2025, in our view, the most important financial performance measure used to link CAP in the fiscal year ended December 31, 2025 to Company performance. For the fiscal year ended December 31, 2025, we changed our Company-Selected Measure from Same Center NOI Growth (Excluding Lease Termination Income) to 1-year relative TSR. Accordingly, the Company-Selected Measure information for 2024, 2023, 2022, and 2021 has been updated to reflect 1-year relative TSR. The
1-year
relative TSR is calculated as a percentile ranking, and reflects the TSR for Macerich over each fiscal year as a percentile ranking when compared to the TSR of the FTSE NAREIT Index constituents, filtered for publicly-traded, U.S.-Based Mall and Shopping Center REITs with market capitalization of more than $700 million.

Measure:: 2
Pay vs Performance Disclosure
Name	Leasing and/or New Deal Count
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt Reduction
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 5
Pay vs Performance Disclosure
Name	COO % Completion
Measure:: 6
Pay vs Performance Disclosure
Name	Year-end Reported Occupancy
Jackson Hsieh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,047,450	$ 14,373,312
PEO Actually Paid Compensation Amount	$ 13,267,891	$ 13,656,145
PEO Name	Jackson Hsieh	Jackson Hsieh
Thomas O Hern [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 728,234	$ 9,825,709	$ 8,869,392	$ 8,246,379
PEO Actually Paid Compensation Amount		$ 10,141,662	$ 11,517,786	$ (252,422)	$ 10,266,668
PEO Name			Thomas E. O’Hern	Thomas E. O’Hern	Thomas E. O’Hern
PEO | Jackson Hsieh [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Jackson Hsieh [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson Hsieh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,826,050)
PEO | Jackson Hsieh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,209,247
PEO | Jackson Hsieh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,699
PEO | Jackson Hsieh [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson Hsieh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,468)
PEO | Jackson Hsieh [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson Hsieh [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,013
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,998,436)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,388,856
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,566
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,800
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,610)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 135,023